Other assets and non-controlling interest - Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Assets	$ 388,798	$ 378,835
Liabilities - current	(30,278)	(21,449)
Non-controlling interests
Disclosure of associates [line items]
Assets	13,934	15,439
Liabilities - current	(90)	(133)
Liabilities - long-term	$ (13,844)	$ (15,306)